Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2023	$15,526,017	$(8,906,984)	$6,619,033
Capital expenditures	1,256,633	—	1,256,633
Property acquisitions	16,437	—	16,437
Transfers from exploration and evaluation assets (note 5)	3,131	—	3,131
Transfers from lease assets (note 8)	8,210	—	8,210
Change in asset retirement obligations (note 11)	25,253	—	25,253
Divestitures	(187,103)	135,742	(51,361)
Foreign currency translation	794,766	(378,871)	415,895
Depletion	—	(1,372,063)	(1,372,063)
Balance, December 31, 2024	$17,443,344	$(10,522,176)	$6,921,168
Capital expenditures	1,205,141	—	1,205,141
Property acquisitions	2,147	—	2,147
Transfers from exploration and evaluation assets (note 5)	11,737	—	11,737
Change in asset retirement obligations (note 11)	(11,311)	—	(11,311)
Divestitures (note 7)	(10,838,470)	6,250,607	(4,587,863)
Impairment loss	—	(148,000)	(148,000)
Foreign currency translation	(450,006)	230,586	(219,420)
Depletion (1)	—	(1,255,164)	(1,255,164)
Balance, December 31, 2025	$7,362,582	$(5,444,147)	$1,918,435
(1)Inclusive of depletion expense related to continuing operations of $480.0 million (2024 - $473.8 million) and discontinued operations $775.1 million (2024 - $898.3 million).
Disclosure of recoverable amount of CGU benchmark reference prices
At December 31, 2025, the recoverable amount of the Viking and Lloydminster CGUs were calculated using the following benchmark reference prices for the years 2026 to 2035 adjusted for commodity differentials specific to the CGUs. The prices and costs subsequent to 2035 have been adjusted for inflation at an annual rate of 2.0%.

	2026	2027	2028	2029	2030	2031	2032	2033	2034	2035
WTI crude oil (US$/bbl)	59.92	65.10	70.28	71.93	73.37	74.84	76.34	77.87	79.42	81.01
WCS heavy oil ($/bbl)	65.13	70.43	76.90	78.71	80.29	81.90	83.53	85.20	86.91	88.65
Edmonton par oil ($/bbl)	77.54	83.60	90.17	92.32	94.17	96.06	97.98	99.93	101.93	103.97
AECO gas ($/mmbtu)	3.00	3.30	3.49	3.58	3.65	3.72	3.80	3.88	3.95	4.03

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table demonstrates the sensitivity of the estimated recoverable amount of the Lloydminster and Viking CGUs to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment loss (reversal)	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Lloydminster CGU	$327,216	$—	$27,250	$82,500	$500
Viking CGU	407,201	148,000	19,000	45,500	3,500